Annual Total Returns - Fidelity Freedom Blend 2065 Fund [BarChart] - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2065 Fund	Aug. 03, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Fidelity Advisor Freedom Blend 2065 Fund: Class A
Bar Chart Table:
Annual Return 2020	17.54%
Annual Return 2021	15.87%